Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024
C000012360
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Commonwealth Australia/New Zealand Fund
C000105717
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Africa Fund
C000012361
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Commonwealth Japan Fund
C000012362
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Commonwealth Global Fund
C000012363
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Commonwealth Real Estate Securities Fund
Without Sales Load [Member] | C000012360
Average Annual Return [Line Items]
Average Annual Return, Percent	10.22%		(0.98%)	1.74%
Without Sales Load [Member] | C000105717
Average Annual Return [Line Items]
Average Annual Return, Percent	36.64%		4.81%	0.24%
Without Sales Load [Member] | C000012361
Average Annual Return [Line Items]
Average Annual Return, Percent	10.93%		(0.82%)	2.63%
Without Sales Load [Member] | C000012362
Average Annual Return [Line Items]
Average Annual Return, Percent	22.63%		5.79%	3.61%
Without Sales Load [Member] | C000012363
Average Annual Return [Line Items]
Average Annual Return, Percent	38.35%		6.81%	6.09%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Average Annual Return, Percent	24.33%		5.78%	4.79%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent	25.31%		3.93%	3.43%
Tokyo Stock Price Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tokyo Stock Price Index
Average Annual Return, Percent	21.92%		5.31%	6.47%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Net
Average Annual Return, Percent	32.79%		11.08%	9.06%
MSCI US REIT Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI US REIT Index
Average Annual Return, Percent	36.48%		4.56%	6.43%
Australian All Ordinaries Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Australian All Ordinaries Index
Average Annual Return, Percent	31.41%		8.72%	6.87%
NZX 50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NZX 50 Index
Average Annual Return, Percent	20.41%		1.75%	6.03%
Dow Jones Africa Titans 50 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Africa Titans 50 Index
Average Annual Return, Percent	26.26%		1.72%	(0.46%)